VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
BRF
Number
of Shares Value
COMMON STOCKS: 100.2%
Capital Goods : 33.8%
Beijing Easpring Material
Technology Co. Ltd. 16,900 $ 88,571
Contemporary Amperex
Technology Co. Ltd. 105,600 2,748,392
Dongguan Yiheda Automation
Co. Ltd. 6,900 24,264
East Group Co. Ltd. 43,500 35,544
Eve Energy Co. Ltd. 53,000 286,900
Gaona Aero Material Co. Ltd. 19,400 40,353
Ginlong Technologies Co. Ltd. 9,300 76,015
Guangzhou Great Power
Energy & Technology Co. Ltd. 13,200 46,823
Hunan Yuneng New Energy
Battery Material Co. Ltd. 5,900 25,123
JL Mag Rare-Earth Co. Ltd. 25,200 53,527
Qingdao TGOOD Electric Co.
Ltd. 27,900 72,837
Shenzhen Inovance
Technology Co. Ltd. 80,400 667,237
Sungrow Power Supply Co. Ltd. 42,200 600,285
Sunwoda Electronic Co. Ltd. 57,900 109,136
Wuxi Lead Intelligent
Equipment Co. Ltd. 41,700 136,759
Xi'an Triangle Defense Co. Ltd. 14,500 48,003
5,059,769
Commercial & Professional Services : 1.2%
Beijing Originwater Technology
Co. Ltd. 84,400 56,399
Centre Testing International
Group Co. Ltd. 66,400 115,350
171,749
Consumer Durables & Apparel : 0.4%
Huali Industrial Group Co. Ltd. 6,400 52,475
Underline
Consumer Services : 0.6%
Songcheng Performance
Development Co. Ltd. 67,200 94,258
Underline
Financial Services : 7.7%
Beijing Compass Technology
Development Co. Ltd. * 10,400 62,807
East Money Information Co.
Ltd. 528,600 938,893
Hithink RoyalFlush Information
Network Co. Ltd. 8,400 156,146
1,157,846
Food, Beverage & Tobacco : 4.5%
Wens Foodstuffs Group Co.
Ltd. 227,400 580,684
Yihai Kerry Arawana Holdings
Co. Ltd. 23,700 98,574
679,258
Health Care Equipment & Services : 11.9%
Aier Eye Hospital Group Co.
Ltd. 180,500 319,946
Dian Diagnostics Group Co.
Ltd. 19,700 48,232
Number
of Shares Value
Health Care Equipment & Services
(continued)
Huaxia Eye Hospital Group Co.
Ltd. 7,300 $ 26,134
Jafron Biomedical Co. Ltd. 17,900 53,884
Lepu Medical Technology
Beijing Co. Ltd. 51,500 97,910
Ovctek China, Inc. 20,500 50,593
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. 22,200 856,374
Shenzhen New Industries
Biomedical Engineering Co.
Ltd. 13,600 126,080
Sonoscape Medical Corp. 10,400 53,940
Tofflon Science & Technology
Group Co. Ltd. 16,000 31,973
Winner Medical Co. Ltd. 8,200 39,140
Winning Health Technology
Group Co. Ltd. 73,700 73,706
1,777,912
Household & Personal Products : 0.9%
By-health Co. Ltd. 41,600 95,555
Yunnan Botanee Bio-
Technology Group Co. Ltd. 5,600 45,892
141,447
Materials : 5.7%
Canmax Technologies Co. Ltd. 24,500 66,501
CNGR Advanced Material Co.
Ltd. 12,500 89,445
Hubei Dinglong Co. Ltd. 29,100 84,848
Hubei Feilihua Quartz Glass
Co. Ltd. 17,800 71,643
Shandong Sinocera Functional
Material Co. Ltd. 33,100 77,722
Shandong Weifang Rainbow
Chemical Co. Ltd. 3,900 35,307
Shenzhen Capchem
Technology Co. Ltd. 20,200 94,633
Shenzhen Dynanonic Co. Ltd. 8,700 45,367
Shenzhen Senior Technology
Material Co. Ltd. 48,300 73,671
Sinofibers Technology Co. Ltd. 14,900 65,088
Sunresin New Materials Co.
Ltd. 10,400 64,002
Weihai Guangwei Composites
Co. Ltd. 22,000 91,972
860,199
Media & Entertainment : 2.4%
Beijing Enlight Media Co. Ltd. 59,200 84,287
Kunlun Tech Co. Ltd. * 34,300 192,022
Mango Excellent Media Co. Ltd. 26,000 87,683
363,992
Pharmaceuticals, Biotechnology & Life
Sciences : 8.7%
Anhui Anke Biotechnology
Group Co. Ltd. 47,000 62,308
Betta Pharmaceuticals Co. Ltd. 10,700 60,305
BGI Genomics Co. Ltd. 9,800 55,586

VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pharmaceuticals, Biotechnology & Life
Sciences (continued)
China Resources Boya Bio-
pharmaceutical Group Co.
Ltd. 13,100 $ 50,139
Chongqing Zhifei Biological
Products Co. Ltd. 47,700 297,541
Hangzhou Tigermed
Consulting Co. Ltd. 22,300 160,594
Hualan Biological Vaccine, Inc. 4,700 15,245
Imeik Technology
Development Co. Ltd. 4,200 195,810
Pharmaron Beijing Co. Ltd. 38,600 108,741
Porton Pharma Solutions Ltd. 14,000 35,068
Shenzhen Kangtai Biological
Products Co. Ltd. 25,900 77,910
Walvax Biotechnology Co. Ltd. 68,400 146,285
Zhejiang Wolwo Bio-
Pharmaceutical Co. Ltd. 11,500 36,127
1,301,659
Semiconductors & Semiconductor
Equipment : 5.5%
Hangzhou Chang Chuan
Technology Co. Ltd. 16,300 70,626
Ingenic Semiconductor Co. Ltd. 11,700 98,628
Konfoong Materials
International Co. Ltd. 7,500 46,099
Risen Energy Co. Ltd. 37,300 75,513
SG Micro Corp. 12,600 111,740
Shenzhen SC New Energy
Technology Corp. 10,400 85,533
Suzhou Maxwell Technologies
Co. Ltd. 5,900 86,603
Wuhan DR Laser Technology
Corp. Ltd. 5,600 34,192
Yangling Metron New Material,
Inc. 6,600 24,274
Yangzhou Yangjie Electronic
Technology Co. Ltd. 12,100 61,528
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd. 25,700 122,241
816,977
Number
of Shares Value
Software & Services : 3.8%
Beijing Sinnet Technology Co.
Ltd. * 57,600 $ 75,260
Empyrean Technology Co. Ltd. 7,400 81,694
Isoftstone Information
Technology Group Co. Ltd. * 25,300 163,461
Longshine Technology Group
Co. Ltd. 23,900 38,812
Sangfor Technologies, Inc. * 9,800 85,166
Semitronix Corp. 3,300 23,833
Thunder Software Technology
Co. Ltd. * 14,700 104,756
572,982
Technology Hardware & Equipment : 13.1%
Anker Innovations Technology
Co. Ltd. 6,600 69,583
Chaozhou Three-Circle Group
Co. Ltd. 51,700 177,056
Eoptolink Technology, Inc. Ltd. 26,200 245,454
Lens Technology Co. Ltd. 81,500 152,137
Leyard Optoelectronic Co. Ltd. 85,100 59,442
Maxscend Microelectronics
Co. Ltd. 14,100 195,257
Shenzhen Longsys Electronics
Co. Ltd. * 3,800 48,122
Shenzhen Sunway
Communication Co. Ltd. 33,900 88,504
Suzhou TFC Optical
Communication Co. Ltd. 9,100 190,404
Wuhan Jingce Electronic Group
Co. Ltd. 8,000 80,349
Yealink Network Technology
Corp. Ltd. 19,100 66,082
Zhongji Innolight Co. Ltd. 26,500 565,127
Zhuzhou Hongda Electronics
Corp. Ltd. 5,600 18,096
1,955,613
Total Common Stocks
(Cost: $16,422,043) 15,006,136
Total Investments: 100.2%
(Cost: $16,422,043) 15,006,136
Liabilities in excess of other assets: (0.2)% (23,806)
NET ASSETS: 100.0% $ 14,982,330
* Non-income producing